Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment, Net (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance	¥ 410,008
Ending balance	418,605	¥ 410,008
Cost/Deemed cost [member]
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance	1,001,717	988,481
Additions	817	1,105
Transferred from construction in progress	88,607	77,861
Retirement and disposal	(57,974)	(65,730)
Ending balance	1,033,167	1,001,717
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance	(591,709)	(580,686)
Depreciation charge for the year		(70,958)
Depreciation charge for the year	(70,442)
Provision for impairment loss	(5,042)
Written back on retirement and disposal	52,631	59,935
Ending balance	(614,562)	(591,709)
Buildings and improvements [member]
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance	42,580
Ending balance	40,945	42,580
Buildings and improvements [member] | Cost/Deemed cost [member]
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance	104,365	102,541
Additions	425	554
Transferred from construction in progress	2,249	2,060
Retirement and disposal	(1,435)	(751)
Reclassification	(10)	(39)
Ending balance	105,594	104,365
Buildings and improvements [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance	(61,785)	(58,300)
Depreciation charge for the year		(4,185)
Depreciation charge for the year	(4,196)
Written back on retirement and disposal	1,324	681
Reclassification	8	19
Ending balance	(64,649)	(61,785)
Telecommunications network plant and equipment [member]
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance	359,360
Ending balance	369,671	359,360
Telecommunications network plant and equipment [member] | Cost/Deemed cost [member]
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance	865,717	854,382
Additions	139	274
Transferred from construction in progress	84,567	74,157
Retirement and disposal	(53,500)	(62,560)
Reclassification	(512)	(536)
Ending balance	896,411	865,717
Telecommunications network plant and equipment [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance	(506,357)	(498,986)
Depreciation charge for the year		(64,672)
Depreciation charge for the year	(64,208)
Provision for impairment loss	(5,027)
Written back on retirement and disposal	48,451	56,943
Reclassification	401	358
Ending balance	(526,740)	(506,357)
Furniture, fixture, motor vehicles and other equipment [member]
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance	8,068
Ending balance	7,989	8,068
Furniture, fixture, motor vehicles and other equipment [member] | Cost/Deemed cost [member]
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance	31,635	31,558
Additions	253	277
Transferred from construction in progress	1,791	1,644
Retirement and disposal	(3,039)	(2,419)
Reclassification	522	575
Ending balance	31,162	31,635
Furniture, fixture, motor vehicles and other equipment [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment (line items]
Beginning balance	(23,567)	(23,400)
Depreciation charge for the year		(2,101)
Depreciation charge for the year	(2,038)
Provision for impairment loss	(15)
Written back on retirement and disposal	2,856	2,311
Reclassification	(409)	(377)
Ending balance	¥ (23,173)	¥ (23,567)